SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 — SUBSEQUENT EVENTS

 On July 17, 2019, the Company completed its merger transaction with the MYnd Analytics, Inc (“MYnd”) in accordance with the terms of the Agreement and Plan of Merger and Reorganization, dated as of January 4, 2019, among MYnd, Athena Merger Subsidiary, Inc. (“Merger Sub”), and the Company, as amended by Amendment No. 1 thereto, dated as of May 10, 2019 (as so amended, the “Merger Agreement”), pursuant to which Merger Sub merged with and into the Company, with the Company surviving as a wholly-owned subsidiary of MYnd (the “Merger”). On July 17, 2019, immediately after completion of the Merger, MYnd changed its name to “Emmaus Life Sciences, Inc.” References in this Note to “MYnd” mean MYnd before the name change and references herein to “Emmaus” mean MYnd following the following the name change.

The Merger was treated as a reverse merger under the acquisition method of accounting in accordance with accounting principles generally accepted in the United States. For accounting purposes, the Company is considered to have acquired MYnd. The Merger is intended to qualify as a tax-free reorganization for U.S. federal income tax purposes.

In connection with and prior to the Merger, MYnd contributed and transferred to Telemynd, Inc., a newly formed, wholly-owned subsidiary of MYnd all or substantially all of MYnd’s business, assets and liabilities except for certain retained assets and liabilities (the “Spin-Off”). The Spin-Off was completed on July 16, 2019.

On July 17, 2019, in connection with, and prior to the completion of, the Merger, MYnd effected a 1-for-6 reverse split (the “Reverse Split”) of its outstanding shares of common stock, par value $0.001 per share (“Common Stock”).

Pursuant to the Merger Agreement, MYnd issued shares of Common Stock to the Company’s former stockholders at an exchange ratio of 1.050457 shares of Common Stock, after giving effect to the Reverse Split, for each share of the Company’s common stock outstanding immediately prior to the Merger, including shares deemed outstanding immediately prior to the Merger upon the conversion of outstanding convertible promissory notes of the Company. The exchange ratio was determined through arms’-length negotiations between MYnd and the Company. The Company also assumed the stock options outstanding under the Company’s Amended and Restated 2011 Stock Incentive Plan and out, with such stock options henceforth representing the right to purchase a number of shares of Common Stock equal to the exchange ratio multiplied by the number of shares of the Company’s common stock previously purchasable under such options at an exercise price per share equal to the former exercise price thereunder divided by such exchange ratio. Upon the Merger, the Company’s outstanding Amended and Restated 10% Senior Secured Debentures due October 21, 2020 (“Debentures”) and outstanding warrants to purchase the Company’s common stock generally became convertible and exercisable in accordance with their terms into a number of shares of Common Stock equal to the exchange ratio multiplied by the number of shares of the Company’s common stock previously purchasable under the Debentures and the warrants at a conversion or exercise price per share divided by such exchange ratio. The exercise price per share of warrants to purchase 1,464,000 shares of the Company was subject to further adjustment based upon the VWAP price of the Emmaus shares on the first trading day of Emmaus shares following the Merger.

Immediately prior to the merger approximately $35.5 million principal amount of and accrued interest on outstanding convertible notes payable and other notes payable of the Company were converted in to shares of common stock of the Company with a resulting increase of approximately $35.5 million of the common stock, additional paid-in capital and stockholders’ equity of the Company

Immediately after the Merger, there were approximately 47,467,152 total shares of Emmaus Common Stock outstanding after the elimination of any fractional shares resulting from the Reverse Split and the Merger exchange ratio. Immediately after the Merger, the former stockholders, option holders, Debenture holders and warrant holders of the Company owned, or held rights to acquire, 94.1% of the fully-diluted Emmaus Common Stock, with MYnd’s stockholders, option holders and warrant holders immediately prior to the Merger owning, or holding rights to acquire, 5.9% of the fully-diluted Emmaus Common Stock.

In conjuncture with the completion of the Merger, the Company agreed to retain up to $250,000 of MYnd’s liabilities in addition to reimburse up to $500,000 of MYnd’s transaction costs.

On July 22, 2019, the Company filed a Form 15 with the Securities and Exchange Commission “SEC”), which immediately suspended the Company’s ongoing obligation to file SEC reports under Section 13(d) of the Securities Exchange Act of 1934.

Subsequent to June 30, 2019, the Company issued the following:

	Amount	Number of Shares Issued
Common stock	$3,000,000	454,545